Consolidated Statement of Income by operating segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	$ 34,703	$ 20,982	$ 61,892	$ 36,680
Intersegments
Third parties	34,703	20,982	61,892	36,680
Cost of sales	(15,240)	(10,158)	(28,019)	(17,849)
Gross profit (loss)	19,463	10,824	33,873	18,831
Income (expenses)	94	(1,929)	(2,048)	(3,961)
Selling	(1,247)	(1,086)	(2,425)	(2,034)
General and administrative	(323)	(260)	(622)	(533)
Exploration costs	(44)	(191)	(123)	(405)
Research and development	(220)	(147)	(426)	(264)
Other taxes	(93)	(46)	(152)	(152)
Impairment of assets	(168)	(90)	(167)	(180)
Other income and expenses	2,189	(109)	1,867	(393)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	19,557	8,895	31,825	14,870
Net finance income (expense)	(3,198)	2,019	(2,602)	(3,620)
Results in equity-accounted investments	(9)	1,026	341	1,209
Net income / (loss) before income taxes	16,350	11,940	29,564	12,459
Income taxes	(5,309)	(3,784)	(9,875)	(4,103)
Net income (loss) for the period	11,041	8,156	19,689	8,356
Attributable to:
Shareholders of Petrobras	11,010	8,121	19,615	8,301
Non-controlling interests	31	35	74	55
Operating segments [member] | Exploration and production [member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	21,940	13,509	41,624	25,175
Intersegments	21,572	13,271	40,946	24,724
Third parties	368	238	678	451
Cost of sales	(8,176)	(5,606)	(15,852)	(10,840)
Gross profit (loss)	13,764	7,903	25,772	14,335
Income (expenses)	2,519	(457)	2,486	(979)
Selling	(3)	(5)	(5)	(5)
General and administrative	(12)	(28)	(24)	(60)
Exploration costs	(44)	(191)	(123)	(405)
Research and development	(192)	(106)	(365)	(191)
Other taxes	(24)	(23)	(39)	(41)
Impairment of assets	(124)	(7)	(123)	(102)
Other income and expenses	2,918	(97)	3,165	(175)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	16,283	7,446	28,258	13,356
Net finance income (expense)
Results in equity-accounted investments	57	33	108	56
Net income / (loss) before income taxes	16,340	7,479	28,366	13,412
Income taxes	(5,538)	(2,531)	(9,610)	(4,541)
Net income (loss) for the period	10,802	4,948	18,756	8,871
Attributable to:
Shareholders of Petrobras	10,803	4,949	18,758	8,873
Non-controlling interests	(1)	(1)	(2)	(2)
Operating segments [member] | Refining transportation and marketing [member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	31,956	19,007	56,641	32,980
Intersegments	498	338	931	573
Third parties	31,458	18,669	55,710	32,407
Cost of sales	(26,787)	(16,737)	(48,334)	(28,574)
Gross profit (loss)	5,169	2,270	8,307	4,406
Income (expenses)	(843)	(523)	(1,380)	(921)
Selling	(461)	(403)	(869)	(738)
General and administrative	(42)	(39)	(79)	(71)
Exploration costs
Research and development	(3)	(3)	(6)	(6)
Other taxes	(18)	(24)	(25)	(63)
Impairment of assets	(44)		(44)
Other income and expenses	(275)	(54)	(357)	(43)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	4,326	1,747	6,927	3,485
Net finance income (expense)
Results in equity-accounted investments	(95)	520	176	628
Net income / (loss) before income taxes	4,231	2,267	7,103	4,113
Income taxes	(1,470)	(595)	(2,355)	(1,185)
Net income (loss) for the period	2,761	1,672	4,748	2,928
Attributable to:
Shareholders of Petrobras	2,761	1,672	4,748	2,928
Non-controlling interests
Operating segments [member] | Gas and power [member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	3,734	2,654	7,099	4,862
Intersegments	1,009	633	1,870	1,185
Third parties	2,725	2,021	5,229	3,677
Cost of sales	(2,366)	(1,660)	(5,251)	(2,992)
Gross profit (loss)	1,368	994	1,848	1,870
Income (expenses)	(816)	(665)	(1,705)	(1,411)
Selling	(776)	(669)	(1,537)	(1,272)
General and administrative	(18)	(16)	(34)	(33)
Exploration costs
Research and development		(12)	(3)	(17)
Other taxes	(9)	(24)	(19)	(47)
Impairment of assets		(79)	1	(79)
Other income and expenses	(13)	135	(113)	37
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	552	329	143	459
Net finance income (expense)
Results in equity-accounted investments	30	33	59	73
Net income / (loss) before income taxes	582	362	202	532
Income taxes	(188)	(111)	(49)	(156)
Net income (loss) for the period	394	251	153	376
Attributable to:
Shareholders of Petrobras	368	226	101	330
Non-controlling interests	26	25	52	46
Operating segments [member] | Corporate and other business [member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	150	116	276	271
Intersegments	(2)	62	1	126
Third parties	152	54	275	145
Cost of sales	(147)	(114)	(272)	(264)
Gross profit (loss)	3	2	4	7
Income (expenses)	(763)	(278)	(1,442)	(638)
Selling	(4)	(3)	(7)	(7)
General and administrative	(251)	(177)	(485)	(369)
Exploration costs
Research and development	(25)	(26)	(52)	(50)
Other taxes	(42)	25	(69)	(1)
Impairment of assets		(4)	(1)	1
Other income and expenses	(441)	(93)	(828)	(212)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(760)	(276)	(1,438)	(631)
Net finance income (expense)	(3,198)	2,019	(2,602)	(3,620)
Results in equity-accounted investments	(1)	440	(2)	452
Net income / (loss) before income taxes	(3,959)	2,183	(4,042)	(3,799)
Income taxes	1,599	(666)	1,435	1,167
Net income (loss) for the period	(2,360)	1,517	(2,607)	(2,632)
Attributable to:
Shareholders of Petrobras	(2,366)	1,506	(2,631)	(2,643)
Non-controlling interests	6	11	24	11
Operating segments [member] | Eliminations [member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	(23,077)	(14,304)	(43,748)	(26,608)
Intersegments	(23,077)	(14,304)	(43,748)	(26,608)
Third parties
Cost of sales	22,236	13,959	41,690	24,821
Gross profit (loss)	(841)	(345)	(2,058)	(1,787)
Income (expenses)	(3)	(6)	(7)	(12)
Selling	(3)	(6)	(7)	(12)
General and administrative
Exploration costs
Research and development
Other taxes
Impairment of assets
Other income and expenses
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(844)	(351)	(2,065)	(1,799)
Net finance income (expense)
Results in equity-accounted investments
Net income / (loss) before income taxes	(844)	(351)	(2,065)	(1,799)
Income taxes	288	119	704	612
Net income (loss) for the period	(556)	(232)	(1,361)	(1,187)
Attributable to:
Shareholders of Petrobras	(556)	(232)	(1,361)	(1,187)
Non-controlling interests